Annual Fund Operating Expenses - AB LARGE CAP GROWTH FUND INC	Jul. 31, 2025
Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.02%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.50%
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.80%
Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	1.55%
Advisor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.07%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.08%
Expenses (as a percentage of Assets)	0.55%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.12%
Component2 Other Expenses	0.01%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.60%